Shareholder Report, Line Graph (Details) 74200166300_Putnam Core Bond Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,607	$ 10,424	$ 10,584	$ 10,970	$ 11,050	$ 11,124	$ 10,501	$ 10,235	$ 9,634	$ 9,600	$ 12,322
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,370	10,286	10,249	12,155	12,214	11,502	10,315	10,531	10,437	10,000	$ 12,071
Putnam Core Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Core Bond Linked Benchmark
Accumulated Value	$ 11,618	$ 10,509	$ 10,701	$ 10,634	$ 10,628	$ 10,523	$ 10,268	$ 10,103	$ 10,033	$ 10,000	$ 12,333